Marketable Securities (Tables)	3 Months Ended
Mar. 31, 2014
Investments In Unrealized Loss Position For Which Other-Than-Temporary Impairment not Recognized in Earnings

The following table presents information about the Company’s investments that were in an unrealized loss position and for which an other-than-temporary impairment has not been recognized in earnings as of:

	March 31, 2014	December 31, 2013
Aggregate fair value of investments with unrealized losses (1)	$5,449	$1,281
Aggregate amount of unrealized losses	$(1)	$(2)

(1)	Investments have been in a continuous loss position for less than 12 months